UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2008

Shares	Description (1)				Value

	Common Stocks – 95.6%

	Aerospace & Defense – 5.8%

24,000	Boeing Company				$1,784,880
11,300	General Dynamics Corporation				942,081
28,200	Goodrich Corporation				1,621,782
45,600	Honeywell International Inc.				2,572,752
4,300	L-3 Communications Holdings, Inc.				470,162
34,400	Lockheed Martin Corporation				3,415,920
5,800	Northrop Grumman Corporation				451,298
30,300	Precision Castparts Corporation				3,093,024
8,800	Raytheon Company				568,568
300	Rockwell Collins, Inc.				17,145
16,600	United Technologies Corporation				1,142,412

	Total Aerospace & Defense				16,080,024

	Air Freight & Logistics – 0.1%

4,000	Expeditors International of Washington Inc.				180,720
1,800	United Parcel Service, Inc., Class B				131,436

	Total Air Freight & Logistics				312,156

	Airlines – 0.1%

10,900	Southwest Airlines Co.				135,160

	Auto Components – 0.8%

6,400	Goodyear Tire & Rubber Company, (2)				165,120
60,900	Johnson Controls, Inc.				2,058,420

	Total Auto Components				2,223,540

	Automobiles – 0.4%

11,300	Ford Motor Company, (2)				64,636
47,900	General Motors Corporation				912,495

	Total Automobiles				977,131

	Beverages – 4.6%

19,800	Brown-Forman Corporation				1,311,156
69,900	Coca-Cola Company				4,254,813
60,300	Coca-Cola Enterprises Inc.				1,459,260
39,200	Constellation Brands, Inc., Class A, (2)				692,664
9,400	Molson Coors Brewing Company, Class B				494,158
33,300	Pepsi Bottling Group, Inc.				1,129,203
45,300	PepsiCo, Inc.				3,270,660

	Total Beverages				12,611,914

	Biotechnology – 0.5%

2,000	Amgen Inc., (2)				83,560
4,200	Biogen Idec Inc., (2)				259,098
12,900	Celgene Corporation, (2)				790,641
1,700	Genzyme Corporation, (2)				126,718
1,500	Gilead Sciences, Inc., (2)				77,295

	Total Biotechnology				1,337,312

	Building Products – 0.0%

700	American Standard Companies Inc.				32,130

	Capital Markets – 0.5%

7,800	Charles Schwab Corporation				146,874
400	Franklin Resources, Inc.				38,796
3,300	Goldman Sachs Group, Inc.				545,787
9,600	JPMorgan Chase & Co.				412,320
6,700	T. Rowe Price Group Inc.				335,000

	Total Capital Markets				1,478,777

	Chemicals – 1.4%

10,700	Air Products & Chemicals Inc.				984,400
7,600	Dow Chemical Company				280,060
2,000	Ecolab Inc.				86,860
600	International Flavors & Fragrances Inc.				26,430
25,300	PPG Industries, Inc.				1,530,903
8,200	Praxair, Inc.				690,686
3,700	Sigma-Aldrich Corporation				220,705

	Total Chemicals				3,820,044

	Commercial Banks – 2.5%

94,100	Bank of America Corporation				3,567,331
15,400	BB&T Corporation				493,724
1,800	Comerica Incorporated				63,144
5,000	Fifth Third Bancorp.				104,600
5,000	M&T Bank Corporation				402,400
17,000	Marshall and Ilsley Corporation				394,400
7,900	Northern Trust Corporation				525,113
2,000	PNC Financial Services Group, Inc.				131,140
2,100	SunTrust Banks, Inc.				115,794
7,953	Toronto-Dominion Bank				487,894
22,800	Wells Fargo & Company				663,480

	Total Commercial Banks				6,949,020

	Commercial Services & Supplies – 0.1%

2,100	Cintas Corporation				59,934
1,700	Equifax Inc.				58,616
1,800	R.R. Donnelley & Sons Company				54,558
2,200	Waste Management, Inc.				73,832

	Total Commercial Services & Supplies				246,940

	Communications Equipment – 2.2%

12,500	Ciena Corporation, (2)				385,375
156,300	Cisco Systems, Inc., (2)				3,765,267
15,700	Corning Incorporated				377,428
54,100	Juniper Networks Inc., (2)				1,352,500
24,900	Motorola, Inc.				231,570

	Total Communications Equipment				6,112,140

	Computers & Peripherals – 4.5%

22,400	Apple, Inc., (2)				3,214,400
30,500	Dell Inc., (2)				607,560
101,800	EMC Corporation, (2)				1,459,812
87,900	Hewlett-Packard Company				4,013,514
26,000	International Business Machines Corporation (IBM)				2,993,640
2,100	SanDisk Corporation, (2)				47,397
6,900	Teradata Corporation, (2)				152,214

	Total Computers & Peripherals				12,488,537

	Construction & Engineering – 0.9%

8,800	Fluor Corporation				1,242,208
16,100	Jacobs Engineering Group Inc., (2)				1,184,799

	Total Construction & Engineering				2,427,007

	Construction Materials – 0.1%

4,800	Vulcan Materials Company				318,720

	Consumer Finance – 0.3%

2,700	American Express Company				118,044
1,400	Capital One Financial Corporation				68,908
38,200	SLM Corporation, (2)				586,370

	Total Consumer Finance				773,322

	Containers & Packaging – 0.1%

4,400	Ball Corporation				202,136

	Diversified Consumer Services – 0.5%

26,500	Apollo Group, Inc., (2)				1,144,800
12,100	H & R Block Inc.				251,196

	Total Diversified Consumer Services				1,395,996

	Diversified Financial Services – 1.6%

103,900	Citigroup Inc.				2,225,538
600	CME Group, Inc.				281,460
1,600	Intercontinental Exchange Inc., (2)				208,800
38,200	Leucadia National Corporation				1,727,404
200	New York Stock Exchange Euronext				12,342

	Total Diversified Financial Services				4,455,544

	Diversified Telecommunication Services – 5.4%

297,800	AT&T Inc.				11,405,740
600	CenturyTel, Inc.				19,944
19,000	Embarq Corporation				761,900
38,700	Sprint Nextel Corporation				258,903
70,800	Verizon Communications Inc.				2,580,660
1,500	Windstream Corporation				17,925

	Total Diversified Telecommunication Services				15,045,072

	Electric Utilities – 4.8%

4,800	Allegheny Energy, Inc.				242,400
9,500	Ameren Corporation				418,380
28,400	American Electric Power Company, Inc.				1,182,292
8,700	Edison International				426,474
26,600	Entergy Corporation				2,901,528
4,900	Exelon Corporation				398,223
17,800	FirstEnergy Corp.				1,221,436
49,800	FPL Group, Inc.				3,124,452
8,500	PG&E Corporation				312,970
69,000	PPL Corporation				3,168,480

	Total Electric Utilities				13,396,635

	Electrical Equipment – 0.4%

16,800	Cooper Industries, Ltd., Class A, (2)				674,520
9,500	Rockwell Automation, Inc.				545,490

	Total Electrical Equipment				1,220,010

	Electronic Equipment & Instruments – 1.1%

8,800	MEMC Electronic Materials, (2)				623,920
5,800	Molex Inc.				134,328
34,700	Thermo Fisher Scientific, Inc., (2)				1,972,348
6,700	Waters Corporation, (2)				373,190

	Total Electronic Equipment & Instruments				3,103,786

	Energy Equipment & Services – 3.2%

9,700	Baker Hughes Incorporated				664,450
6,200	Cooper Cameron Corporation, (2)				258,168
39,300	National-Oilwell Varco Inc., (2)				2,294,334
5,300	Noble Corporation				263,251
400	Rowan Companies Inc.				16,472
30,200	Schlumberger Limited				2,627,400
19,300	Smith International, Inc.				1,239,639
4,546	Transocean Inc., (2)				614,619
10,600	Weatherford International Ltd, (2)				768,182

	Total Energy Equipment & Services				8,746,515

	Food & Staples Retailing – 2.5%

43,200	CVS Caremark Corporation				1,750,032
89,800	Kroger Co.				2,280,920
35,100	Safeway Inc.				1,030,185
28,800	SUPERVALU INC.				863,424
4,600	Sysco Corporation				133,492
2,600	Wal-Mart Stores, Inc.				136,968
22,300	Whole Foods Market, Inc.				735,231

	Total Food & Staples Retailing				6,930,252

	Food Products – 1.7%

2,500	Archer-Daniels-Midland Company				102,900
1,600	ConAgra Foods, Inc.				38,320
500	Dean Foods Company, (2)				10,045
5,000	General Mills, Inc.				299,400
15,900	H.J. Heinz Company				746,823
19,600	Kellogg Company				1,030,176
11,400	Kraft Foods Inc.				353,514
7,100	Monsanto Company				791,650
49,000	Tyson Foods, Inc., Class A				781,550
7,000	Wm. Wrigley Jr. Company				439,880

	Total Food Products				4,594,258

	Gas Utilities – 0.2%

7,400	Questar Corporation				418,544

	Health Care Equipment & Supplies – 2.3%

7,900	Applera Corporation-Applied Biosystems Group				259,594
40,200	Baxter International Inc.				2,324,364
300	Becton, Dickinson and Company				25,755
600	C. R. Bard, Inc.				57,840
1,800	Cardinal Health, Inc.				94,518
2,700	Hospira Inc., (2)				115,479
900	Medtronic, Inc.				43,533
10,900	Patterson Companies Inc., (2)				395,670
39,300	Stryker Corporation				2,556,465
7,600	Zimmer Holdings, Inc., (2)				591,736

	Total Health Care Equipment & Supplies				6,464,954

	Health Care Providers & Services – 2.9%

9,400	Aetna Inc.				395,646
52,200	CIGNA Corporation				2,117,754
4,100	Coventry Health Care, Inc., (2)				165,435
10,100	Express Scripts, Inc., (2)				649,632
100	McKesson HBOC Inc.				5,237
74,100	Medco Health Solutions, Inc., (2)				3,244,839
33,700	Quest Diagnostics Incorporated				1,525,599
500	UnitedHealth Group Incorporated				17,180

	Total Health Care Providers & Services				8,121,322

	Health Care Technology – 0.1%

11,500	IMS Health Incorporated				241,615

	Hotels, Restaurants & Leisure – 1.3%

55,400	McDonald’s Corporation				3,089,658
4,900	Wyndham Worldwide Corporation				101,332
7,200	YUM! Brands, Inc.				267,912

	Total Hotels, Restaurants & Leisure				3,458,902
h

	Household Durables – 0.3%

2,300	Black & Decker Corporation				152,030
3,000	Centex Corporation				72,630
3,500	D.R. Horton, Inc.				55,125
2,200	Fortune Brands Inc.				152,900
1,000	Harman International Industries Inc.				43,540
17,200	Pulte Corporation				250,260
2,600	Whirlpool Corporation				225,628

	Total Household Durables				952,113

	Household Products – 2.9%

35,700	Colgate-Palmolive Company				2,781,387
1,800	Kimberly-Clark Corporation				116,190
74,600	Procter & Gamble Company				5,227,222

	Total Household Products				8,124,799

	Independent Power Producers & Energy Traders – 0.7%

23,300	Constellation Energy Group				2,056,691

	Industrial Conglomerates – 4.4%

17,400	3M Co.				1,377,210
262,100	General Electric Company				9,700,321
19,600	Textron Inc.				1,086,232

	Total Industrial Conglomerates				12,163,763

	Insurance – 2.7%

11,000	AFLAC Incorporated				714,450
2,700	Allstate Corporation				129,762
14,400	American International Group, Inc.				622,800
1,400	Aon Corporation				56,280
3,200	Cincinnati Financial Corporation				121,728
91,300	Loews Corporation				3,672,086
21,900	MBIA Inc.				267,618
4,400	MetLife, Inc.				265,144
16,100	Progressive Corporation				258,727
5,700	Prudential Financial, Inc.				446,025
3,400	Travelers Companies, Inc.				162,690
27,400	Unum Group				603,074
3,700	XL Capital Ltd, Class A				109,335

	Total Insurance				7,429,719

	Internet & Catalog Retail – 1.2%

41,000	Amazon.com, Inc., (2)				2,923,300
20,500	Expedia, Inc., (2)				448,745

	Total Internet & Catalog Retail				3,372,045

	Internet Software & Services – 0.6%

3,600	Google Inc., Class A, (2)				1,585,692

	IT Services – 0.2%

10,900	Fidelity National Information Services				415,726

	Leisure Equipment & Products – 0.1%

6,400	Eastman Kodak Company				113,088
2,300	Hasbro, Inc.				64,170
9,300	Mattel, Inc.				185,070

	Total Leisure Equipment & Products				362,328

	Life Sciences Tools & Services – 0.1%

11,700	Perkinelmer Inc.				283,725

	Machinery – 3.3%

23,600	Caterpillar Inc.				1,847,644
32,500	Cummins Inc.				1,521,650
1,000	Danaher Corporation				76,030
9,300	Deere & Company				748,092
1,400	Dover Corporation				58,492
4,400	Eaton Corporation				350,548
7,900	Illinois Tool Works Inc.				381,017
38,900	Ingersoll Rand Company Limited, Class A				1,734,162
1,000	ITT Industries Inc.				51,810
2,600	Manitowoc Company Inc.				106,080
28,300	PACCAR Inc.				1,273,500
10,400	Pall Corporation				364,728
2,400	Parker Hannifin Corporation				166,248
7,600	Terex Corporation, (2)				475,000

	Total Machinery				9,155,001

	Media – 2.1%

2,500	CBS Corporation, Class B				55,200
28,300	Clear Channel Communications, Inc.				826,926
82,300	Comcast Corporation, Class A				1,591,682
44,800	DIRECTV Group, Inc., (2)				1,110,592
1,700	E.W. Scripps Company, Class A				71,417
59,400	News Corporation, Class A				1,113,750
3,000	Omnicom Group Inc.				132,540
18,700	Walt Disney Company				586,806
400	Washington Post Company				264,600

	Total Media				5,753,513

	Metals & Mining – 0.7%

9,500	Alcoa Inc.				342,570
2,300	Allegheny Technologies, Inc.				164,128
5,900	CONSOL Energy Inc.				408,221
4,500	Freeport-McMoRan Copper & Gold, Inc.				432,990
5,500	United States Steel Corporation				697,785

	Total Metals & Mining				2,045,694

	Multiline Retail – 0.3%

1,700	Big Lots, Inc., (2)				37,910
900	Costco Wholesale Corporation				58,473
11,400	Kohl’s Corporation, (2)				488,946
1,300	Sears Holding Corporation, (2)				132,717
3,900	Target Corporation				197,652

	Total Multiline Retail				915,698

	Multi-Utilities – 0.7%

14,100	Dynegy Inc., (2)				111,249
46,000	Public Service Enterprise Group Incorporated				1,848,740
1,000	Sempra Energy				53,280

	Total Multi-Utilities				2,013,269

	Oil, Gas & Consumable Fuels – 9.4%

10,200	Anadarko Petroleum Corporation				642,906
2,100	Apache Corporation				253,722
1,700	Chesapeake Energy Corporation				78,455
54,500	Chevron Corporation				4,652,120
32,900	ConocoPhillips				2,507,309
800	Devon Energy Corporation				83,464
147,900	Exxon Mobil Corporation				12,509,382
600	Hess Corporation				52,908
31,200	Marathon Oil Corporation				1,422,720
10,600	Murphy Oil Corporation				870,684
17,600	Occidental Petroleum Corporation				1,287,792
1,000	Peabody Energy Corporation				51,000
700	Range Resources Corporation				44,415
6,800	Tesoro Petroleum Corporation				204,000
23,000	Valero Energy Corporation				1,129,530
1,700	Williams Companies, Inc.				56,066
3,950	XTO Energy, Inc.				244,347

	Total Oil, Gas & Consumable Fuels				26,090,820

	Paper & Forest Products – 0.2%

3,300	International Paper Company				89,760
3,300	MeadWestvaco Corporation				89,826
3,700	Weyerhaeuser Company				240,648

	Total Paper & Forest Products				420,234

	Personal Products – 0.2%

9,200	Avon Products, Inc.				363,768
3,800	Estee Lauder Companies Inc., Class A				174,230

	Total Personal Products				537,998

	Pharmaceuticals – 5.6%

43,600	Abbott Laboratories				2,404,540
1,200	Allergan, Inc.				67,668
68,100	Bristol-Myers Squibb Company				1,450,530
15,300	Eli Lilly and Company				789,327
28,400	Johnson & Johnson				1,842,308
163,400	Merck & Co. Inc.				6,201,030
46,000	Pfizer Inc.				962,780
103,800	Schering-Plough Corporation				1,495,758
6,600	Watson Pharmaceuticals Inc., (2)				193,512

	Total Pharmaceuticals				15,407,453

	Real Estate – 0.0%

3,300	Plum Creek Timber Company				134,310

	Road & Rail – 0.3%

5,300	CSX Corporation				297,171
4,000	Union Pacific Corporation				501,520

	Total Road & Rail				798,691

	Semiconductors & Equipment – 1.6%

40,400	Advanced Micro Devices, Inc., (2)				237,956
7,200	Altera Corporation				132,696
17,000	Analog Devices, Inc.				501,840
3,500	Applied Materials, Inc.				68,285
67,700	Intel Corporation				1,433,886
1,500	KLA-Tencor Corporation				55,650
14,000	Linear Technology Corporation				429,660
3,600	Microchip Technology Incorporated				117,828
60,700	Micron Technology, Inc., (2)				362,379
7,200	National Semiconductor Corporation				131,904
6,500	NVIDIA Corporation, (2)				128,635
26,800	Texas Instruments Incorporated				757,636

	Total Semiconductors & Equipment				4,358,355

	Software – 2.1%

1,600	Autodesk, Inc., (2)				50,368
7,500	Citrix Systems, (2)				219,975
5,700	Compuware Corporation, (2)				41,838
1,600	Electronic Arts Inc. (EA), (2)				79,872
7,500	Intuit Inc., (2)				202,575
92,100	Microsoft Corporation				2,613,798
92,400	Oracle Corporation, (2)				1,807,344
30,600	Symantec Corporation, (2)				508,572
9,500	VeriSign, Inc., (2)				315,780

	Total Software				5,840,122

	Specialty Retail – 1.1%

2,300	Abercrombie & Fitch Co., Class A				168,222
4,000	AutoNation Inc., (2)				59,880
900	AutoZone, Inc., (2)				102,447
5,200	Best Buy Co., Inc.				215,592
18,100	GameStop Corporation, (2)				935,951
7,100	Gap, Inc.				139,728
5,400	Office Depot, Inc., (2)				59,670
9,900	RadioShack Corporation				160,875
100	Sherwin-Williams Company				5,104
17,600	Tiffany & Co.				736,384
10,200	TJX Companies, Inc.				337,314

	Total Specialty Retail				2,921,167

	Textiles, Apparel & Luxury Goods – 1.1%

26,100	Coach, Inc., (2)				786,915
16,100	Nike, Inc., Class B				1,094,800
500	Polo Ralph Lauren Corporation				29,145
14,700	VF Corporation				1,139,397

	Total Textiles, Apparel & Luxury Goods				3,050,257

	Thrifts & Mortgage Finance – 0.6%

8,800	Federal Home Loan Mortgage Corporation				222,816
18,600	Federal National Mortgage Association				489,552
25,400	Hudson City Bancorp, Inc.				449,072
40,300	Washington Mutual, Inc.				415,090

	Total Thrifts & Mortgage Finance				1,576,530

	Tobacco – 0.2%

8,100	Altria Group, Inc.				179,820
8,100	Philip Morris International, (2)				409,698

	Total Tobacco				589,518

	Trading Companies & Distributors – 0.0%

1,700	W.W. Grainger, Inc.				129,863

	Wireless Telecommunication Services – 0.0%

2,000	American Tower Corporation, (2)				78,420

	Total Common Stocks (cost $277,623,172)				264,682,929

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 6.1%

	U.S. Government and Agency Obligations – 2.1%

$6,000	U.S. Treasury Bills	0.000%	4/17/08		$5,994,347

	Repurchase Agreements – 4.0%

11,062	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $11,061,990, collateralized by $9,745,000 U.S. Treasury Bonds, 5.375%, due 2/15/31, value $11,285,570	1.100%	4/01/08		11,061,652

$17,062	Total Short-Term Investments (cost $17,055,999)				17,055,999

	Total Investments (cost $294,679,171) – 101.7%				281,738,928

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (0.1)%

(694,700)	Custom Basket 1 NASDAQ	$(69,470,038)	4/10/08	$100.0	$(351,796)
(689,327)	Custom Basket 3 NASDAQ	(68,932,699)	4/03/08	100.0	(18,888)

(1,384,027)	Total Call Options Written (premiums received $4,014,378)	(138,402,737)			(370,684)

	Other Assets Less Liabilities – (1.6)%				(4,404,262)

	Net Assets – 100%				$276,963,982

Futures Contracts outstanding at March 31, 2008:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2008	(Depreciation)

S&P 500 Index	Long	185	6/08	$12,247,000	$(18,593)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$281,329,230	$409,698	$-	$281,738,928
Derivatives*	(18,593)	-	-	(18,593)
Call options written	-	(370,684)	-	(370,684)

Total	$281,310,637	$39,014	$-	$281,349,651

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $295,287,890.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$8,517,644
Depreciation	(22,066,606)

Net unrealized appreciation (depreciation) of investments	$(13,548,962)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Core Equity Alpha Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.